Discontinued Operations - Summary of Net Gain Loss on Merger (Parenthetical) (Detail) - Woodside [Member] - Discontinued operations [member]	Jun. 01, 2022 shares	May 31, 2022 $ / shares	May 31, 2022 $ / shares
Disclosure In Tabular Form Of Net Gain Loss On Merger [Line Items]
Shares received as consideration for disposal of business	914,768,948
Closing share price | (per share)		$ 29.76	$ 21.39
AUD [member]
Disclosure In Tabular Form Of Net Gain Loss On Merger [Line Items]
Exchange rate		0.7187	0.7187